SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events [Text Block]

Note 14 – Subsequent Events

In October 2018, the Company issued the following shares of common stock for payment of services and to settle a portion of the outstanding accrued compensation and convertible notes payable to improve the balance sheet:

-	380,000 shares of common stock with a fair value of $153,800 were issued to service providers for services performed;

-	1,233,719 shares of common stock with a fair value of $481,150 were issued to employees reducing accrued compensation;

-	2,056,107 shares of common stock with a fair value of $801,882 were issued to officers for previously accrued compensation;

-	625,250 shares of common stock with a fair value of $244,000 were issued to directors as bonuses;

-	600,000 shares of common stock with a fair value of $234,000 were issued to directors as compensation for 2019;

-	1,099,560 shares of common stock with a fair value of $219,912 were issued in connection with the conversion of notes payable.

On November 12, 2018, INVO Bioscience, Inc (the “Company”) entered into a Distribution Agreement with Ferring International Center S.A. (“Ferring”), pursuant to which, among other things, the Company granted to Ferring an exclusive license in the United States (the “Territory”) with rights to sublicense under patents related to the Company’s proprietary intravaginal culture device known as INVOcell™, together with the retention device and any other applicable accessories (collectively, the “Licensed Product”) to market, promote, distribute and sell the Licensed Product with respect to all therapeutic, prophylactic and diagnostic uses of medical devices or pharmaceutical products involving reproductive technology (including infertility treatment) in humans (the “Field”). Ferring is responsible, at its own cost, for all commercialization activities for the Licensed Product in the Field in the Territory. The Company does retain a limited exception to the exclusive license granted to Ferring allowing the Company, subject to certain restrictions, to establish up to five clinics that will commercialize INVO cycles in the Territory. The Company retains all commercialization rights for the Licensed Product outside of the United States.

Under the terms of the Distribution Agreement, Ferring is obligated to make an initial payment to the Company of $5,000,000 upon satisfaction of certain closing conditions, including an agreement from all current manufacturers of the Licensed Product that upon a material supply default by the Company, Ferring can assume a direct purchase relationship with such manufacturers. The Closing under the Distribution Agreement will not occur prior to January 14, 2019 without consent of the Company and Ferring. Ferring is obligated to make a second payment to the Company of $3,000,000 provided that the Company is successful in obtaining a five (5) day label enhancement from the FDA for the current incubation period for the Licensed Product at least three (3) years prior to the expiration of the term of the license for the Licensed Product and provided further that Ferring has not previously exercised its right to terminate the Distribution Agreement for convenience. In addition, under the terms of a separate Supply Agreement, attached as an exhibit to the Distribution Agreement, Ferring is obligated to pay the Company a specified supply price for each Licensed Product purchased by Ferring for distribution.

The Distribution Agreement has an initial term expiring on December 31, 2025 and at the end of the initial term it may be terminated by the Company if Ferring fails to generate specified minimum revenues to the Company from the sale of the Licensed Product during the final two years of the initial term. Provided that no such termination occurs at the end of the initial term, thereafter the term of the Distribution Agreement shall automatically be renewed for successive three (3) years terms unless terminated by mutual consent. The Distribution Agreement is subject to termination upon a material breach by either party, or by Ferring for convenience. In addition, if the closing under the Distribution Agreement does not occur within seventy five (75) days, a non-breaching party may elect to terminate the Distribution Agreement.

The foregoing summary of the terms of the Distribution Agreement does not purport to be complete and is qualified in its entirety by reference to the Distribution Agreement, copies of which will be filed with the Securities and Exchange Commission by the Company with its Annual Report on Form 10-K for the fiscal year ending December 31, 2018, requesting confidential treatment for certain portions.

The Company has evaluated subsequent events through the date the financial statements were released and there were no others.

NOTE 12	SUBSEQUENT EVENTS

In January 2018, pursuant to Section 4(2) of the Securities Act, the Company issued 1,000,000 shares of restricted common stock with a fair value of $115,000 to officers & directors for compensation.

In January 2018, pursuant to Section 4(2) of the Securities Act, the Company issued 100,000 shares of restricted common stock for cash proceeds of $15,000.

In January 2018, pursuant to Section 4(2) of the Securities Act, the Company issued 441,426 shares of restricted common stock with a fair value of $52,864 to service providers for services performed.

In February 2018, pursuant to Section 4(2) of the Securities Act, the Company issued 90,900 shares of restricted common stock with a fair value of $10,000 to service providers for services performed.

In March 2018, pursuant to Section 4(2) of the Securities Act, the Company issued 20,000 shares of restricted common stock with a fair value of $3,800 to service providers for services performed.